Condensed Consolidated Statements of Changes In Shareholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Visiox Pharmaceuticals, Inc. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Visiox Pharmaceuticals, Inc. [Member]	Retained Earnings [Member]	Retained Earnings [Member] Visiox Pharmaceuticals, Inc. [Member]	Total	Visiox Pharmaceuticals, Inc. [Member]	Preferred Stock [Member] Convertible Preferred Units [Member] Visiox Pharmaceuticals, Inc. [Member]	Preferred Stock [Member] Convertible Series A Preferred Stock [Member] Visiox Pharmaceuticals, Inc. [Member]	Preferred Stock [Member] Convertible Series B Preferred Stock [Member] Visiox Pharmaceuticals, Inc. [Member]	Common Units [Member] Visiox Pharmaceuticals, Inc. [Member]
Balance at Dec. 31, 2021		$ 719		$ 24,281		$ (25,475)	$ (4,025,611)	$ (475)	$ (2,858,553)	$ 1,000,000			$ 167,058
Balance, shares at Dec. 31, 2021		7,187,500								463,632			10,000,000
Remeasurement for Class A shares to redemption value				(19,955,941)		(13,253,382)		(33,209,323)
Net income (loss)						3,340,238	(4,135,616)	3,340,238	(4,135,616)
Proceeds from Initial Public Offering Costs allocated to Public Warrants (net of offering costs)				5,286,660				5,286,660
Proceeds from issuance of Private Placement Warrants to Sponsor				14,645,000				14,645,000
Issuance of preferred units									2,280,000	$ 2,280,000
Issuance of preferred units, shares										1,057,075
Equity-based compensation									374,603				374,603
Restricted unit issued
Restricted unit issued, shares													534,397
Convertible preferred units cumulative dividends							(159,051)		(159,051)
Equity-based compensation									993,444				993,444
Balance at Dec. 31, 2022		$ 719				(9,938,620)	(8,320,278)	(9,937,901)	(3,505,173)	$ 3,280,000			$ 1,535,105
Balance, shares at Dec. 31, 2022		7,187,500								1,520,707			10,534,397
Remeasurement for Class A shares to redemption value						(3,196,998)		(3,196,998)
Net income (loss)						2,872,433	(888,545)	2,872,433	(888,545)
Issuance of preferred units									250,000	$ 250,000
Issuance of preferred units, shares										115,907
Equity-based compensation									379,467				379,467
Restricted unit issued
Restricted unit issued, shares													133,560
Convertible preferred units cumulative dividends							(65,315)		(65,315)
Balance at Mar. 31, 2023		$ 719				(10,263,185)	(9,274,138)	(10,262,466)	(3,829,566)	$ 3,530,000			$ 1,914,572
Balance, shares at Mar. 31, 2023		7,187,500								1,636,614			10,667,957
Balance at Dec. 31, 2022		$ 719				(9,938,620)	(8,320,278)	(9,937,901)	(3,505,173)	$ 3,280,000			$ 1,535,105
Balance, shares at Dec. 31, 2022		7,187,500								1,520,707			10,534,397
Remeasurement for Class A shares to redemption value						(5,813,213)		(5,813,213)
Face value of convertible note in excess of fair value				152,430				152,430
Net income (loss)						4,464,079	(10,635,247)	4,464,079	(10,635,247)
Issuance of convertible Series B preferred stock	$ 719	$ (719)			(267)							$ 267
Issuance of convertible Series B preferred stock, shares	7,187,500	(7,187,500)										267,120
Reduction of U/W Fee Payable				10,812,500				10,812,500
Contribution - shareholder non-redemption agreements				118,298				118,298
Shareholder non-redemption agreements				(118,298)				(118,298)
Issuance of preferred units									600,000	$ 600,000
Issuance of preferred units, shares										278,177
Equity-based compensation					791,812				1,554,962				763,150
Restricted unit issued
Restricted unit issued, shares													267,120
Convertible preferred units cumulative dividends							(123,079)		(123,079)
Conversion to Delaware corporation (Note 1)					6,451,159				285,637	$ (3,880,000)	$ 1,931	$ 10,802	$ (2,298,255)
Conversion to Delaware corporation (Note 1), shares										(1,798,884)	1,931,287	10,801,517	(10,801,517)
Balance at Dec. 31, 2023	$ 719			10,964,930	7,242,704	(11,287,754)	(19,078,604)	(322,105)	(11,822,900)		$ 1,931	$ 11,069
Balance, shares at Dec. 31, 2023	7,187,500										1,931,287	11,068,637
Remeasurement for Class A shares to redemption value						(234,853)		(234,853)
Face value of convertible note in excess of fair value				242,489				242,489
Issuance of subscription shares				213,764				213,764
Net income (loss)						(2,467,101)	(1,208,900)	(2,467,101)	(1,208,900)
Equity-based compensation					391,646				391,646
Balance at Mar. 31, 2024	$ 719			$ 11,421,183	$ 7,634,350	$ (13,989,708)	$ (20,287,504)	$ (2,567,806)	$ (12,640,154)		$ 1,931	$ 11,069
Balance, shares at Mar. 31, 2024	7,187,500										1,931,287	11,068,637